Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounting Policies [Line Items]
Cash equivalents maturity period	Three months or less
Number of ADS which represent each equity share	2	2	2
Measurement of benefit probability of being realized percentage	50.00%
Number of years of service for gratuity benefits to vest	5 years
Website development costs
Accounting Policies [Line Items]
Intangible assets, amortization period	3 years
Customer Contracts
Accounting Policies [Line Items]
Intangible assets, amortization period	3 years
Intellectual property
Accounting Policies [Line Items]
Intangible assets, amortization period	7 years